Leases - Schedule of Future Minimum Lease Payment (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020	$ 203,023	$ 224,096
2021	164,660	172,363
2022	85,440	144,000
2023	32,082	81,000
2024		33,000
Thereafter
Total undiscounted operating lease payments	548,984	654,459
Less: Imputed interest	(55,196)	78,931
Present value of operating lease liabilities	$ 493,788	$ 575,528